REVENUE (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Concentrate sales	$ 22,309
Less: silver delivered under the Wheaton SPA	(4,393)
Extraction services	681
Revenue from contracts with customers	18,597
Change in fair value of provisionally priced trade receivables	410
Revenue	$ 21,502	$ 2,866
Percentage of silver delivered under Wheaton SPA	25
Mining Operations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 19,007	0
Reclamation Management
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 2,495	$ 2,866